Financing and Interest	12 Months Ended
Dec. 31, 2025
Financing and Interest [Abstract]
FINANCING AND INTEREST
13.	FINANCING AND INTEREST

($ thousands)	Year ended December 31, 2025	Year ended December 31, 2024
Interest on the senior secured notes	$38,536	$45,270
Other interest	2,477	1,636
Interest expenses	41,013	46,906
Amortization of debt issuance costs and redemption premium (Note 7)	34,077	10,655
Accretion of decommissioning obligations (Note 9)	1,832	2,286
Accretion of lease liabilities (Note 8)	648	1,613
Financing expenses	36,557	14,554
Financing and interest expenses	$77,570	$61,460